UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square
         41st Floor
         Boston, MA  02109

13F File Number:  028-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

 /s/ Alex Sacerdote     Boston, MA     November 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $145,442 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTUATE CORP                   COM              00508B102      820   148470 SH       Sole                   148470
ALLOT COMMUNICATIONS LTD       SHS              M0854Q105     3011   308869 SH       Sole                   308869
APPLE INC                      COM              037833100    32290    84711 SH       Sole                    84711
BROADSOFT INC                  COM              11133B409     8105   267041 SH       Sole                   267041
E M C CORP MASS                COM              268648102     9209   438744 SH       Sole                   438744
GOOGLE INC                     CL A             38259P508     3063     5954 SH       Sole                     5954
INCONTACT INC                  COM              45336E109     3156   914892 SH       Sole                   914892
INTERACTIVE INTELLIGENCE GRO   COM              45841V109    11124   409723 SH       Sole                   409723
JIAYUAN COM INTL LTD           SPONSORED ADR    477374102     6954   869226 SH       Sole                   869226
KEYNOTE SYS INC                COM              493308100     7145   338163 SH       Sole                   338163
MICROSTRATEGY INC              CL A NEW         594972408     9053    79366 SH       Sole                    79366
OCH ZIFF CAP MGMT GROUP        CL A             67551U105     2193   240177 SH       Sole                   240177
OPNET TECHNOLOGIES INC         COM              683757108    13116   375707 SH       Sole                   375707
ORACLE CORP                    COM              68389X105     3913   136155 SH       Sole                   136155
PEGASYSTEMS INC                COM              705573103     9469   309358 SH       Sole                   309358
PROSHARES TR                   PSHS ULSHT SP500 74347R883     3131   123381 SH       Sole                   123381
RADWARE LTD                    ORD              M81873107     6030   279280 SH       Sole                   279280
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106     2239    84625 SH       Sole                    84625
SINA CORP                      ORD              G81477104     7333   102396 SH       Sole                   102396
VISHAY INTERTECHNOLOGY INC     COM              928298108      975   116675 SH       Sole                   116675
YAHOO INC                      COM              984332106     3113   236532 SH       Sole                   236532